Term deposits and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As at December 31,
	2024	2025
	RMB’million	RMB’million
Cash at bank	12,310	8,169
Term deposits with initial terms within three months	854	301
	13,164	8,470